Dec-03-02 01:20pm From- T-482 P.003/003 F-857

Antonio Aliberti
Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

02062460

NYSE

1-8951

December 3, 2002

CERT NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, M.D.C. Holdings, Inc., 7% Senior Notes due 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 3, 2002. Tentative listing date – December 5, 2002.

Sincerely,

Antonio Aliberti